UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05385

Deutsche Value Series, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  8/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2014 (Unaudited)

Deutsche Mid Cap Value Fund
(formerly DWS Mid Cap Value Fund)
	Shares	Value ($)
Common Stocks 96.1%
Consumer Discretionary 16.0%
Auto Components 4.9%
Tenneco, Inc.*	76,243	4,885,651
Visteon Corp.*	68,350	6,916,337

		11,801,988
Hotels, Restaurants & Leisure 1.2%
The Wendy's Co.	350,308	2,855,010
Household Durables 3.2%
Newell Rubbermaid, Inc.	231,070	7,745,467
Internet & Catalog Retail 2.0%
Expedia, Inc.	54,619	4,691,772
Specialty Retail 3.0%
Ross Stores, Inc.	94,540	7,130,207
Textiles, Apparel & Luxury Goods 1.7%
Hanesbrands, Inc.	40,080	4,115,414
Consumer Staples 2.0%
Food Products
Ingredion, Inc.	59,825	4,771,642
Energy 7.5%
Energy Equipment & Services 2.7%
Superior Energy Services, Inc.	179,943	6,449,157
Oil, Gas & Consumable Fuels 4.8%
Cimarex Energy Co.	34,931	5,070,584
QEP Resources, Inc.	178,320	6,342,843

		11,413,427
Financials 22.4%
Banks 4.5%
First Republic Bank	97,841	4,784,425
Investors Bancorp., Inc.	556,970	5,909,452

		10,693,877
Capital Markets 2.5%
Lazard Ltd. "A"	111,036	6,069,228
Consumer Finance 2.7%
Synchrony Financial*	254,404	6,561,079
Insurance 10.5%
CNO Financial Group, Inc.	415,593	7,418,335
Hartford Financial Services Group, Inc.	114,387	4,238,038
PartnerRe Ltd.	27,222	3,040,425
Reinsurance Group of America, Inc.	58,099	4,821,055
XL Group PLC	164,810	5,633,206

		25,151,059
Real Estate Investment Trusts 2.2%
Plum Creek Timber Co., Inc. (REIT)	126,478	5,138,801
Health Care 9.2%
Health Care Equipment & Supplies 2.6%
CareFusion Corp.*	135,890	6,238,710
Health Care Providers & Services 4.9%
HealthSouth Corp.	154,850	6,099,541
Omnicare, Inc.	89,600	5,713,792

		11,813,333
Life Sciences Tools & Services 1.7%
PerkinElmer, Inc.	88,080	3,950,388
Industrials 17.0%
Building Products 2.2%
Owens Corning	143,825	5,177,700
Commercial Services & Supplies 2.7%
Covanta Holding Corp.	308,606	6,477,640
Electrical Equipment 2.1%
The Babcock & Wilcox Co.	177,984	5,170,435
Machinery 5.4%
Crane Co.	85,518	5,951,198
Stanley Black & Decker, Inc.	26,531	2,427,586
Xylem, Inc.	122,726	4,572,771

		12,951,555
Marine 2.0%
Kirby Corp.*	39,587	4,722,333
Trading Companies & Distributors 2.6%
AerCap Holdings NV*	132,355	6,280,245
Information Technology 13.5%
Communications Equipment 4.7%
Harris Corp.	77,799	5,554,071
Juniper Networks, Inc.	248,649	5,766,170

		11,320,241
Electronic Equipment, Instruments & Components 4.2%
Dolby Laboratories, Inc. "A"*	141,769	6,603,600
Zebra Technologies Corp. "A"*	45,165	3,524,225

		10,127,825
IT Services 4.6%
Convergys Corp.	277,579	5,329,517
Global Payments, Inc.	77,698	5,650,198

		10,979,715
Materials 8.0%
Chemicals 5.0%
Ashland, Inc.	55,200	5,918,544
Celanese Corp. "A"	97,307	6,085,580

		12,004,124
Containers & Packaging 3.0%
Sealed Air Corp.	199,010	7,184,261
Utilities 0.5%
Electric Utilities
Northeast Utilities	26,252	1,204,704

Total Common Stocks (Cost $187,574,905)		230,191,337
Cash Equivalents 4.0%
Central Cash Management Fund, 0.05% (a) (Cost $9,452,240)	9,452,240	9,452,240

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $197,027,145) †	100.1	239,643,577
Other Assets and Liabilities, Net	(0.1)	(156,268)

Net Assets	100.0	239,487,309

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $197,027,145.  At August 31, 2014, net unrealized appreciation for all securities based on tax cost was $42,616,432.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $44,299,300 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,682,868.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(b)	$230,191,337	$—	$—	$230,191,337
Short-Term Investments	9,452,240	—	—	9,452,240
Total	$239,643,577	$—	$—	$239,643,577

There have been no transfers between fair value measurement levels during the period ended August 31, 2014.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Mid Cap Value Fund, a series of Deutsche Value Series, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2014